Stock-Based Compensation (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of activity in the stock option plan
Outstanding, Shares, beginning balance	281,829
Granted, Shares
Exercised, Shares
Forfeited or expired, Shares
Outstanding, Shares, ending balance	281,829	281,829
Outstanding, Weighted Average Exercise Price, beginning balance	$ 6.44
Outstanding, Weighted Average Remaining Contractual Term, beginning balance	9 years 8 months 12 days
Granted, Weighted Average Exercise Price
Exercised, Weighted Average Exercise Price
Forfeited or expired, Weighted Average Exercise Price
Outstanding, Weighted Average Exercise Price, ending balance	$ 6.44	$ 6.44
Outstanding, Weighted Average Remaining Contractual Term, ending balance	8 years 8 months 12 days	9 years 8 months 12 days
Outstanding, Aggregate Intrinsic Value, beginning balance
Outstanding, Aggregate Intrinsic Value, Ending balance	2,474
Fully vested and expected to vest, Shares	281,829
Fully vested and expected to vest, Weighted Average Exercise Price	$ 6.44
Fully vested and expected to vest, Weighted Average Remaining Contractual Term	8 years 8 months 12 days
Fully vested and expected to vest, Aggregate Intrinsic Value	2,474
Exercisable at end of period, Shares	56,366
Exercisable at end of period, Weighted Average Exercise Price	$ 6.44
Exercisable at end of period, Weighted Average Remaining Contractual Term	8 years 8 months 12 days
Exercisable at end of period, Aggregate Intrinsic Value	$ 132
Information related to the stock option plan
Weighted average fair value of options granted		$ 2.16